UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      O.S.S. Capital Management LP
           --------------------------------------------------
Address:   598 Madison Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:  028-10371
                       ---------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Oscar S. Schafer
           --------------------------------------------------
Title:     Sole Managing Member of General Partner
           --------------------------------------------------
Phone:     212-756-8707
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Oscar S. Schafer       New York, NY                   11/15/2010
       ------------------------   ------------------------------  ----------
       [Signature]                [City, State]                   [Date]

NOTE:

  The limited contents of Forms 13F cannot be used as a basis of determining actual or prospective investment performance, and any attempt to use such information may be materially misleading.


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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                          0
                                                -------------

Form 13F Information Table Entry Total:                    31
                                                -------------

Form 13F Information Table Value Total:              $500,255
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE




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                                     Form 13F INFORMATION TABLE

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             COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
---------------------------- ---------------- ----------- --------- -------- ---- ----- ----------- ---------- ---------------------
                                                            VALUE   SHRS OR  SH/  PUT/  INVESTMENT    OTHER       VOTING AUTHORITY
          NAME OF ISSUER      TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS    SOLE   SHARED  NONE
---------------------------- ---------------- ----------- -------- --------- ---- ----- ----------- ---------- ------- ------- -----
ANIXTER INTL INC              COM             035290105   18,430     341,367  SH           Sole                341,367
APPLE INC                     COM             037833100    9,222      32,500  SH           Sole                 32,500
CARTER INC                    COM             146229109   16,588     630,000  SH           Sole                630,000
CNO FINL GROUP INC            COM             12621E103   18,144   3,275,165  SH           Sole              3,275,165
COCA COLA ENTERPRISES INC     COM             191219104   22,525     726,619  SH           Sole                726,619
COVANTA HLDG CORP             COM             22282E102   16,297   1,034,738  SH           Sole              1,034,738
CROWN HOLDINGS INC            COM             228368106   18,708     652,759  SH           Sole                652,759
FIDELITY NATL INFORMATION SV  COM             31620M106   17,108     630,575  SH           Sole                630,575
FLAMEL TECHNOLOGIES SA        SPONSORED ADR   338488109   22,256   3,073,968  SH           Sole              3,073,968
ISHARES TR                    RUSSELL 2000    464287655   28,013     415,000  SH PUT       Sole                415,000
KAISER ALUMINUM CORP          COM PAR $0.01   483007704    5,492     128,339  SH           Sole                128,339
LIVE NATION ENTERTAINMENT IN  COM             538034109    6,166     624,078  SH           Sole                624,078
MAKO SURGICAL CORP            COM             560879108   12,215   1,275,031  SH           Sole              1,275,031
MATTEL INC                    COM             577081102   19,845     845,900  SH           Sole                845,900
OSI SYSTEMS INC               COM             671044105   16,345     450,028  SH           Sole                450,028
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104   40,973     835,000  SH PUT       Sole                835,000
QUALCOMM INC                  COM             747525103   10,234     226,757  SH           Sole                226,757
REGAL ENTMT GROUP             CL A            758766109    5,576     425,000  SH           Sole                425,000
SENSATA TECHNOLOGIES HLDG BV  SHS             N7902X106    9,099     460,500  SH           Sole                460,500
SONIC SOLUTIONS               COM             835460106    5,772     507,199  SH           Sole                507,199
SPDR S&P 500 ETF TR           TR UNIT         78462F103   50,788     445,000  SH PUT       Sole                445,000
TIME WARNER INC               COM NEW         887317303   11,669     380,720  SH           Sole                380,720
TRANSDIGM GROUP INC           COM             893641100   11,344     182,813  SH           Sole                182,813
UNIFI INC                     COM             904677101    4,397     975,000  SH           Sole                975,000
VERISIGN INC                  COM             92343E102    8,171     257,445  SH           Sole                257,445
VIACOM INC NEW                CL B            92553P201   23,540     650,454  SH           Sole                650,454
WEBMD HEALTH CORP             COM             94770V102   10,070     201,929  SH           Sole                201,929
WYNDHAM WORLDWIDE CORP        COM             98310W108   22,571     821,672  SH           Sole                821,672
XEROX CORP                    COM             984121103   18,112   1,749,942  SH           Sole              1,749,942
YAHOO INC                     COM             984332106   17,751   1,252,700  SH           Sole              1,252,700
YAHOO INC                     COM             984332106    2,834     200,000  SH CALL      Sole                200,000

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